Provision for Credit Losses	12 Months Ended
Dec. 31, 2022
Provision for Credit Losses [Abstract]
Provision for credit losses
22	Provision for credit losses

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Home equity loans	(58,216,554)	257,624,013	(55,755,647)
Corporate loans	-	-	(24,693,114)
Debt securities	-	(5,403,084)	(10,565,475)
Guarantee liabilities	-	(3,182,958)	(155,017,657)
Trade and other receivables	(19,131,926)	49,429,922	7,947,030
Total	(77,348,480)	298,467,893	(238,084,863)